UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number    811-21842
                                                      -----------

                   First Trust Strategic High Income Fund II
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code:   630-765-8000
                                                            --------------

                    Date of fiscal year end:     October 31
                                                ------------

                  Date of reporting period:   January 31, 2011
                                             ------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule of Investments is attached herewith.


FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2011 (UNAUDITED)



    PRINCIPAL                                                    STATED          STATED
     VALUE                       DESCRIPTION                     COUPON         MATURITY          VALUE
________________   _______________________________________    ____________    ____________   ________________
CORPORATE BONDS AND NOTES - 95.0%

                   AUTOMOTIVE - 1.2%
 $       600,000   Ford Motor Co. ........................         6.50%         08/01/18    $      630,828
                                                                                             _______________

                   BASIC INDUSTRY - 14.5%
         645,000   AK Steel Corp. (b).....................         7.63%         05/15/20           661,125
         650,000   Arch Coal, Inc. (b)....................         8.75%         08/01/16           723,125
         500,000   Associated Materials LLC (c)...........         9.13%         11/01/17           538,750
         675,000   Cascades, Inc. (b).....................         7.88%         01/15/20           705,375
         675,000   Georgia-Pacific LLC (b)................         7.38%         12/01/25           723,937
         450,000   Hexion U.S. Finance Corp./Hexion Nova
                       Scotia Finance ULC ................         8.88%         02/01/18           487,125
         675,000   Mercer International, Inc. (c).........         9.50%         12/01/17           712,125
         675,000   Steel Dynamics, Inc. (b) (c)...........         7.63%         03/15/20           725,625
         675,000   Tembec Industries, Inc. ...............        11.25%         12/15/18           737,437
         675,000   United States Steel Corp. (b)..........         7.38%         04/01/20           703,688
         675,000   Westlake Chemical Corp. (b)............         6.63%         01/15/16           700,313
                                                                                             _______________
                                                                                                  7,418,625
                                                                                             _______________

                   CAPITAL GOODS - 11.6%
         650,000   BE Aerospace, Inc. ....................         8.50%         07/01/18           710,125
         140,000   Berry Plastics Corp. ..................         9.50%         05/15/18           148,400
         650,000   Bombardier, Inc. (b) (c)...............         7.75%         03/15/20           715,000
         650,000   CNH America LLC (b)....................         7.25%         01/15/16           708,500
         370,000   Coleman Cable, Inc. ...................         9.00%         02/15/18           384,800
         340,000   Mueller Water Products, Inc. ..........         7.38%         06/01/17           331,925
         675,000   Owens-Illinois, Inc. ..................         7.80%         05/15/18           735,750
         355,000   RBS Global, Inc./Rexnord LLC ..........         8.50%         05/01/18           382,513
         600,000   Terex Corp. ...........................         8.00%         11/15/17           624,000
         450,000   Trimas Corp. ..........................         9.75%         12/15/17           498,375
         675,000   USG Corp. (d)..........................         9.75%         01/15/18           690,187
                                                                                             _______________
                                                                                                  5,929,575
                                                                                             _______________

                   CONSUMER CYCLICAL - 9.9%
         675,000   ACCO Brands Corp. (b)..................        10.63%         03/15/15           766,125
         400,000   ACE Hardware Corp. (b) (c).............         9.13%         06/01/16           431,000
         600,000   Easton-Bell Sports, Inc. ..............         9.75%         12/01/16           670,500
         675,000   Ford Motor Credit Corp., LLC (b).......         8.00%         12/15/16           766,541
         675,000   Levi Strauss & Co. (b).................         7.63%         05/15/20           709,594
         675,000   Limited Brands, Inc. ..................         7.60%         07/15/37           661,500
         340,000   Neiman Marcus Group, Inc. .............        10.38%         10/15/15           361,250
         675,000   Reynolds Group Issuer, Inc./Reynolds
                       Group Issuer LLC (c)...............         9.00%         04/15/19           712,125
                                                                                             _______________
                                                                                                  5,078,635
                                                                                             _______________

                   CONSUMER NON-CYCLICAL - 5.5%
         675,000   B&G Foods, Inc. .......................         7.63%         01/15/18           718,875
         675,000   C&S Group Enterprises LLC (c)..........         8.38%         05/01/17           672,469
         675,000   Constellation Brands, Inc. (b).........         7.25%         05/15/17           725,625
         350,000   Rite Aid Corp. ........................         8.63%         03/01/15           312,375




                See Notes to Quarterly Portfolios of Investments         Page 1




FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                    STATED          STATED
     VALUE                       DESCRIPTION                     COUPON         MATURITY          VALUE
________________   _______________________________________    ____________    ____________   ________________

CORPORATE BONDS AND NOTES - (CONTINUED)

                   CONSUMER NON-CYCLICAL - (CONTINUED)
 $       350,000   Rite Aid Corp. ........................         9.75%         06/12/16    $      392,000
                                                                                             _______________
                                                                                                  2,821,344
                                                                                             _______________

                   ENERGY - 13.9%
         675,000   Chaparral Energy, Inc. ................         8.88%         02/01/17           708,750
         675,000   Consol Energy, Inc. (c)................         8.25%         04/01/20           740,812
         650,000   Crosstex Energy LP/Crosstex Energy
                       Finance Corp. .....................         8.88%         02/15/18           706,875
         650,000   Edgen Murray Corp. ....................        12.25%         01/15/15           591,500
         425,000   Hercules Offshore LLC (c)..............        10.50%         10/15/17           376,125
         675,000   Hilcorp Energy I LP/Hilcorp Finance Co.
                       (b) (c)............................         8.00%         02/15/20           735,750
         675,000   Linn Energy LLC/Linn Energy Finance
                       Corp. (c)..........................         8.63%         04/15/20           742,500
         600,000   McJunkin Red Man Corp. (c).............         9.50%         12/15/16           597,750
         675,000   Niska Gas Storage US LLC/Niska Gas
                       Storage Canada ULC (b) (c).........         8.88%         03/15/18           739,125
         250,000   Pioneer Natural Resources Co. (b)......         6.65%         03/15/17           268,600
         600,000   Plains Exploration & Production Co. ...         7.63%         06/01/18           642,000
         250,000   Precision Drilling Corp. (c)...........         6.63%         11/15/20           259,063
                                                                                             _______________
                                                                                                  7,108,850
                                                                                             _______________

                   MEDIA - 10.8%
         430,000   American Reprographics Co. (c).........        10.50%         12/15/16           457,950
         675,000   Cablevision Systems Corp. (b)..........         8.63%         09/15/17           757,687
         675,000   CCO Holdings LLC/CCO Holdings Capital
                       Corp. (c)..........................         8.13%         04/30/20           722,250
         675,000   Deluxe Corp. (b).......................         7.38%         06/01/15           703,688
         675,000   Dish DBS Corp. (b).....................         7.88%         09/01/19           718,031
         675,000   Insight Communications Co., Inc. (c)...         9.38%         07/15/18           740,812
         675,000   Lamar Media Corp. .....................         7.88%         04/15/18           720,563
         675,000   Mediacom LLC/Mediacom Capital Corp. ...         9.13%         08/15/19           700,313
                                                                                             _______________
                                                                                                  5,521,294
                                                                                             _______________

                   SERVICES - 15.7%
         600,000   AMC Entertainment, Inc. ...............         8.75%         06/01/19           646,500
         675,000   ARAMARK Corp. .........................         8.50%         02/01/15           707,062
         350,000   Beazer Homes USA, Inc. ................         9.13%         06/15/18           357,000
         600,000   Harrah's Operating Co., Inc. ..........        11.25%         06/01/17           684,000
         600,000   HCA, Inc. (b)..........................         9.25%         11/15/16           648,750
         600,000   Iron Mountain, Inc. (b)................         8.75%         07/15/18           638,250
          74,000   KAR Holdings, Inc. ....................        10.00%         05/01/15            78,810
         475,000   Maxim Crane Works LP (c)...............        12.25%         04/15/15           483,312
         350,000   MGM Resorts International .............         5.88%         02/27/14           333,375
         325,000   MGM Resorts International .............        10.38%         05/15/14           369,688
         675,000   Pulte Group, Inc. .....................         6.38%         05/15/33           516,375
         675,000   Royal Caribbean Cruises Ltd. (b).......         7.25%         06/15/16           732,375
         350,000   RSC Equipment Rental, Inc./RSC Holdings
                       III LLC ...........................         10.25%        11/15/19           390,250



                See Notes to Quarterly Portfolios of Investments         Page 2




FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                    STATED          STATED
     VALUE                       DESCRIPTION                     COUPON         MATURITY          VALUE
________________   _______________________________________    ____________    ____________   ________________

CORPORATE BONDS AND NOTES - (CONTINUED)

                   SERVICES - (CONTINUED)
 $       675,000   Standard Pacific Corp. ................         8.38%         05/15/18    $      705,375
         675,000   United Rentals North America, Inc. ....         8.38%         09/15/20           708,750
                                                                                             _______________
                                                                                                  7,999,872
                                                                                             _______________

                   TECHNOLOGY & ELECTRONICS - 1.8%
          35,000   First Data Corp. ......................         9.88%         09/24/15            35,088
         152,000   First Data Corp. (c)...................         8.25%         01/15/21           147,060
         675,000   Freescale Semiconductor, Inc. (c)......         9.25%         04/15/18           750,937
                                                                                             _______________
                                                                                                    933,085
                                                                                             _______________

                   TELECOMMUNICATIONS - 7.7%
         330,000   Cincinnati Bell, Inc. .................         8.25%         10/15/17           334,950
         320,000   Cincinnati Bell, Inc. .................         8.38%         10/15/20           312,800
         600,000   Citizens Communications (b)............         7.13%         03/15/19           633,000
         600,000   Global Crossing Ltd. ..................        12.00%         09/15/15           693,000
         600,000   PAETEC Holding Corp. ..................         8.88%         06/30/17           648,000
         650,000   Qwest Corp. (b)........................         6.88%         09/15/33           646,750
         650,000   Windstream Corp. (b)...................         7.00%         03/15/19           650,000
                                                                                             _______________
                                                                                                  3,918,500
                                                                                             _______________

                   UTILITY - 2.4%
         675,000   Calpine Corp. (c)......................         7.25%         10/15/17           693,562
         350,000   Dynegy Holdings, Inc. .................         7.75%         06/01/19           252,875
         350,000   Edison Mission Energy .................         7.00%         05/15/17           288,750
                                                                                             _______________
                                                                                                  1,235,187
                                                                                             _______________
                   TOTAL CORPORATE BONDS AND NOTES ....................................          48,595,795
                   (Cost $46,319,757)                                                        _______________


MORTGAGE-BACKED SECURITIES - 17.6%

                   COLLATERALIZED MORTGAGE OBLIGATIONS - 8.3%
                   Chase Mortgage Finance Corp.
         208,657       Series 2007-S2, Class 1A8 .........         6.00%         03/25/37           192,799
                   Citicorp Mortgage Securities, Inc.
         982,000       Series 2007-2, Class 1A3 ..........         6.00%         02/25/37           964,443
                   Countrywide Alternative Loan Trust
         146,194       Series 2006-41CB, Class 2A14 ......         6.00%         01/25/37           124,474
                   Countrywide Home Loan Mortgage Pass
                       Through Trust
         684,833       Series 2005-27, Class 2A1 .........         5.50%         12/25/35           627,270
         463,000       Series 2007-10, Class A5 ..........         6.00%         07/25/37           386,029
                   JP Morgan Mortgage Trust
         114,192       Series 2006-S3, Class 1A30 ........         6.50%         08/25/36           105,819
                   Residential Asset Securitization Trust
         592,145       Series 2005-A8CB, Class A11 .......         6.00%         07/25/35           545,143
                   Structured Asset Securities Corp.
          98,204       Series 2003-10, Class A ...........         6.00%         04/25/33           104,056
                   Wells Fargo Mortgage Backed Securities
                       Trust
         680,000       Series 2006-8, Class A15 ..........         6.00%         07/25/36           654,025




                See Notes to Quarterly Portfolios of Investments         Page 3




FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                    STATED          STATED
     VALUE                       DESCRIPTION                     COUPON         MATURITY          VALUE
________________   _______________________________________    ____________    ____________   ________________

MORTGAGE-BACKED SECURITIES - (CONTINUED)

                   COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
                   Wells Fargo Mortgage Backed Securities
                       Trust (Continued)
 $       314,595       Series 2007-7, Class A38 ..............     6.00%         06/25/37    $      305,120
         217,000       Series 2007-7, Class A6 ...............     6.00%         06/25/37           209,042
          40,008       Series 2007-8, Class 1A16 .............     6.00%         07/25/37            36,341
                                                                                             _______________
                                                                                                  4,254,561
                                                                                             _______________

                   COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.3%
                   Banc of America Large Loan, Inc.
       1,000,000       Series 2005-MIB1, Class L (e) (f) (g)       3.26%         03/15/22           337,197
                   Citigroup/Deutsche Bank Commercial Mortgage
                       Trust
         590,000       Series 2007-CD4, Class A4 .........         5.32%         12/11/49           615,382
                   Commercial Mortgage Pass Through
                       Certificates
         645,000       Series 2007-C9, Class A4 (f).......         5.81%         12/10/49           699,574
                   Credit Suisse Mortgage Capital Certificates
          90,000       Series 2006-C5, Class AJ ..........         5.37%         12/15/39            80,665
                   Extended Stay America Trust
       1,240,000       Series 2010-ESHA, Class D (c)......         5.50%         11/05/27         1,262,792
                   GE Capital Commercial Mortgage Corp.
         955,269       Series 2000-1, Class G (e) (g).....         6.13%         01/15/33           390,942
                   Greenwich Capital Commercial Funding
                       Corp.
         400,000       Series 2007-GG11, Class A4 ........         5.74%         12/10/49           425,043
         500,000       Series 2007-GG11, Class AJ ........         6.00%         12/10/49           444,917
                   LB-UBS Commercial Mortgage Trust
       1,837,677       Series 2001-C7, Class S (e)........         5.87%         11/15/33            33,668
                   Morgan Stanley Capital I, Inc.
       5,000,000       Series 2003-IQ5, Class O (e) (g)...         5.24%         04/15/38           469,834
                                                                                             _______________
                                                                                                  4,760,014
                                                                                             _______________
                   TOTAL MORTGAGE-BACKED SECURITIES ...................................           9,014,575
                   (Cost $8,464,491)                                                         _______________


ASSET-BACKED SECURITIES - 11.9%

                   Ace Securities Corp.
         473,000       Series 2003-MH1, Class A4 (c)......         6.50%         08/15/30           505,296
                   BankAmerica Manufactured Housing Contract
                       Trust II
       2,300,000       Series 1997-1, Class B1 (h)........         6.94%         06/10/21         1,597,291
                   Bombardier Capital Mortgage Securitization
                       Corp.
         670,247       Series 1999-B, Class A3 ...........         7.18%         12/15/29           427,926
                   Citigroup Mortgage Loan Trust, Inc.
       2,301,000       Series 2003-HE3, Class M4 (f)......         3.26%         12/25/33           206,829
                   Conseco Finance Securitizations Corp.
         111,583       Series 1999-6, Class M1 (e)........         7.96%         06/01/30               109
       1,582,871       Series 2001-3, Class M1 ...........         7.15%         05/01/33           736,167






                See Notes to Quarterly Portfolios of Investments         Page 4




FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)


    PRINCIPAL                                                    STATED          STATED
     VALUE                       DESCRIPTION                     COUPON         MATURITY          VALUE
________________   _______________________________________    ____________    ____________   ________________

ASSET-BACKED SECURITIES - (CONTINUED)

                   Countrywide Asset-Backed Certificates
 $       343,488       Series 2006-13, Class 3AV2 (f).....         0.41%         01/25/37    $      242,266
                   Credit Suisse First Boston Mortgage
                       Securities Corp.
         146,577       Series 2002-MH3, Class A ..........         6.70%         12/25/31           152,428
                   Green Tree Financial Corp.
       1,369,370       Series 1996-6, Class B1 ...........         8.00%         09/15/27           350,373
       3,673,981       Series 1999-4, Class M1 ...........         7.60%         05/01/31            94,988
                   GSAMP Trust
         968,788       Series 2006-S3, Class A2 (g).......         5.77%         05/25/36            59,480
         848,537       Series 2006-S5, Class A1 (f).......         0.35%         09/25/36            26,589
                   IMC Home Equity Loan Trust
       2,787,682       Series 1997-3, Class B ............         7.87%         08/20/28           824,128
       3,107,281       Series 1997-5, Class B ............         7.59%         11/20/28           402,155
                   Independence III CDO, Ltd.
       2,000,000       Series 3A, Class C1 (e) (f) (i)....         2.79%         10/03/37            13,380
                   Long Beach Mortgage Loan Trust
       1,912,209       Series 2006-A, Class A2 (g)........         6.05%         05/25/36            93,582
                   Oakwood Mortgage Investors, Inc.
       1,067,931       Series 1999-B, Class M1 ...........         7.18%         12/15/26           225,922
                   Stanfield Azure CLO, Ltd.
         113,659       Series 2006-1A, Class X (c)........         5.34%         05/27/20           114,462
                   Summit Lake CLO, Ltd.
          20,484       Series 2005-1A, Class X (c)........         5.25%         02/24/11            20,548
                                                                                             _______________
                   TOTAL ASSET-BACKED SECURITIES ......................................           6,093,919
                   (Cost $5,311,676)                                                         _______________


SENIOR FLOATING-RATE LOAN INTERESTS - 0.6%

                   UTILITY - 0.6%
         347,308   Texas Competitive Electric Holdings Co.,
                       LLC Tranche B2 (f).................         3.30%         10/10/14           287,017
                                                                                             _______________
                   TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ..........................             287,017
                   (Cost $300,673)                                                           _______________

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%

                   COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%
                   FannieMae-ACES
       2,497,896       Series 1998-M7, Class N, IO (f)....         0.63%         05/25/36            15,113
                                                                                             _______________
                   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ............              15,113
                   (Cost $105,339)                                                           _______________

STRUCTURED NOTES - 0.0%

       2,000,000   Preferred Term Securities XXV, Ltd. (e)          (j)          06/22/37               200
                                                                                             _______________
                   TOTAL STRUCTURED NOTES .............................................                 200
                   (Cost $0)                                                                 _______________




                See Notes to Quarterly Portfolios of Investments         Page 5

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)



     SHARES                                     DESCRIPTION                                      VALUE
________________   ____________________________________________________________________     ________________
PREFERRED SECURITIES - 0.1%

           3,500   Independence III CDO, Ltd., Series 3A, Class PS (e) (j).............      $        3,500
           2,000   Soloso CDO, Ltd., Series 2005-1 (e) (j).............................              20,000
           3,000   White Marlin CDO, Ltd., Series AI (e) (i) (j).......................              15,000
                                                                                             _______________
                   TOTAL PREFERRED SECURITIES .........................................              38,500
                   (Cost $0)                                                                 _______________

                   TOTAL INVESTMENTS - 125.2% .........................................          64,045,119
                   (Cost $60,501,936) (k)


    PRINCIPAL
      VALUE                                     DESCRIPTION                                       AMOUNT
________________   ____________________________________________________________________     ________________

REVERSE REPURCHASE AGREEMENTS - (28.5%)

$     (6,552,836)  With Barclays Capital Inc. 1.00% dated 01/18/11, to be repurchased at
                   $6,559,207 on 02/22/11 .............................................          (6,552,836)
      (5,244,952)  With Barclays Capital Inc. 1.00% dated 01/19/11, to be repurchased at
                   $5,250,051 on 02/23/11 .............................................          (5,244,952)
      (2,769,175)  With Barclays Capital Inc. 1.00% dated 01/20/11, to be repurchased at
                   $2,771,868 on 02/24/11 .............................................          (2,769,175)
                                                                                             _______________
                   TOTAL REVERSE REPURCHASE AGREEMENTS ................................         (14,566,963)
                                                                                             _______________

                   NET OTHER ASSETS AND LIABILITIES - 3.3% ............................           1,668,806
                                                                                             _______________
                   NET ASSETS - 100.0% ................................................      $   51,146,962
                                                                                             ===============

_______________________________________________

      (a) All percentages shown in the Portfolio of Investments are based on net assets.
      (b) This security or a portion of this security is segregated as collateral for reverse repurchase agreements.
      (c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Brookfield Investment Management Inc., the Fund's investment sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2011, securities noted as such amounted to $14,597,200 or 28.54% of net assets.
      (d) Multi-Step Coupon Bond - coupon steps up or down based upon ratings changes by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. The interest rate shown reflects the rate in effect at January 31, 2011.
      (e) This security, sold within the terms of a private placement memorandum, is exempt from regiupon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note C
            - Restricted Securities in the Notes to Quarterly Portfolio of Investments).
      (f) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2011.
      (g)   Security is receiving less than the stated coupon.
      (h)   Security missed one or more of its interest payments.
      (i)   The issuer is in default. Income is not being accrued.
      (j)   Zero coupon security.




                See Notes to Quarterly Portfolios of Investments         Page 6

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JANUARY 31, 2011 (UNAUDITED)



      (k) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,831,379 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,288,196.


      CDO   Collateralized Debt Obligation
      CLO   Collateralized Loan Obligation
      IO    Interest-Only Security - Principal amount shown represents par value on which interest payments are based.


_______________________________________________


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of January 31, 2011 is as follows (see Note A - Portfolio Valuation in the Quarterly Portfolio of Investments):




                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   1/31/2011         PRICES           INPUTS           INPUTS
                                                _______________   _____________   _______________   ______________
Corporate Bonds and Notes*.....................  $  48,595,795    $          --   $    48,595,795   $           --
Mortgage-Backed Securities:
   Collateralized Mortgage Obligations.........      4,254,561               --         4,254,561               --
   Commercial Mortgage-Backed Securities.......      4,760,014               --         4,760,014               --
Asset-Backed Securities........................      6,093,919               --         6,073,371           20,548
Senior Floating-Rate Loan Interests*...........        287,017               --           287,017               --
U.S. Government Agency Mortgage-Backed
   Securities..................................         15,113               --            15,113               --
Structured Notes...............................            200               --               200               --
Preferred Securities...........................         38,500               --                --           38,500
                                                 _____________   ______________   _______________   ______________

TOTAL INVESTMENTS..............................  $  64,045,119   $           --   $    63,986,071   $       59,048
                                                 =============   ==============   ===============   ==============

* See the Portfolio of Investments for industry breakout.


The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.


 INVESTMENTS AT FAIR VALUE                                                    CHANGE IN NET
    USING SIGNIFICANT          BALANCE AS OF   TRANSFERS IN    NET REALIZED     UNREALIZED         NET       BALANCE AS
   UNOBSERVABLE INPUTS          OCTOBER 31,      (OUT) OF         GAINS        APPRECIATION     PURCHASES    OF JANUARY
        (LEVEL 3)                 2010            LEVEL 3       (LOSSES)      (DEPRECIATION)     (SALES)      31, 2011
_______________________________________________________________________________________________________________________
Asset-Backed Securities             $41,458           $   --         $(206)           $(401)     $(20,303)     $20,548
Preferred Securities                 38,500               --            --               --            --       38,500
                             __________________________________________________________________________________________

TOTAL INVESTMENTS                   $79,958           $   --         $(206)           $(401)     $(20,303)     $59,048
                             ==========================================================================================


                See Notes to Quarterly Portfolios of Investments         Page 7

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS


                   FIRST TRUST STRATEGIC HIGH INCOME FUND II
                          JANUARY 31, 2011 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust Strategic High Income Fund II (the "Fund") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). Securities for which market quotations are readily available are valued using the last reported sale price on the business day as of which such value is being determined. If no sales are reported on such business day (as in the case of some securities traded over-the-counter), the last reported bid price is used, except that certain U.S. Government securities are valued at the mean between the last reported bid and asked prices. Mortgage-backed securities ("MBS") and other debt securities not traded in an organized market are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

    1) benchmark yields;
    2) reported trades;
    3) broker/dealer quotes;
    4) issuer spreads;
    5) benchmark securities;
    6) bids and offers; and
    7) reference data including market research publications.

A ready market does not exist for some of these investments. As such, these values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service or dealer does not provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale.

Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

    1) the fundamental business data relating to the issuer;
    2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
    3) the type, size and cost of security;
    4) the financial statements of the issuer;
    5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;
    6) the information as to any transactions in or offers for the security;
    7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
    8) the coupon payments;
    9) the quality, value and salability of collateral, if any, securing the security;
   10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;
   11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
   12) other relevant factors.

                   FIRST TRUST STRATEGIC HIGH INCOME FUND II
                          JANUARY 31, 2011 (UNAUDITED)


The Fund invests a significant portion of its assets in below-investment grade debt securities, including structured finance securities and corporate bonds. Structured finance securities include: asset-backed securities, including home equity, auto, equipment lease, credit card, aircraft, franchise, manufactured housing, etc.; commercial mortgage-backed securities; residential mortgage-backed or private-label collateralized mortgage obligations; collateralized debt obligations and collateralized loan obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Instability in the markets for fixed-income securities, particularly mortgage-backed and asset-backed securities, has resulted in increased volatility and periods of illiquidity that have adversely impacted the valuation of certain securities held by the Fund.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

    o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
    o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
            o Quoted prices for similar securities in active markets.
            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
    o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of January 31, 2011, is included with the Fund's Portfolio of Investments.


B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2011, the Fund had no when-issued, delayed-delivery or forward purchase commitments.


C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2011, the Fund held restricted securities as shown in the following table that Brookfield Investment Management Inc. has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                   FIRST TRUST STRATEGIC HIGH INCOME FUND II
                          JANUARY 31, 2011 (UNAUDITED)



                                                                                                                          % OF
                                          ACQUISITION    PRINCIPAL                     CARRYING                            NET
SECURITY                                      DATE      VALUE/SHARES    PRICE            COST           VALUE            ASSETS
__________________________________________________________________________________________________________________________________
Banc of America Large Loan, Inc.
   Series 2005-MIB1, Class L, 3.26%,
   03/15/22                                  06/26/06   $  1,000,000   $  33.72      $  260,065        $  337,197          0.66 %

Conseco Finance Securitizations Corp.
   Series 1999-6, Class M1, 7.96%,
   06/01/30                                  04/27/06   $    111,583       0.10               -               109          0.00  **

GE Capital Commercial Mortgage Corp.
   Series 2000-1, Class G, 6.13%, 01/15/33   06/06/06   $    955,269      40.92         652,853           390,942          0.76

Independence III CDO, Ltd.
   Series 3A, Class C1, 2.79%, 10/03/37      12/27/06      2,000,000       0.67               -            13,380          0.03
   Series 3A, Class PS                       04/11/06          3,500       1.00               -             3,500          0.01

LB-UBS Commercial Mortgage Trust
   Series 2001-C7, Class S, 5.87%,
   11/15/33                                  04/25/06      1,837,677       1.83               -            33,668          0.07

Morgan Stanley Capital I, Inc.
   Series 2003-IQ5, Class O, 5.24%,          10/19/06      5,000,000       9.40          23,234           469,834          0.92
   04/15/38

Preferred Term Securities XXV, Ltd.
   Zero Coupon, 06/22/37                     03/27/07      2,000,000       0.00 *             -               200          0.00  **

Soloso CDO, Ltd.
   Series 2005-1                             04/24/06          2,000      10.00               -            20,000          0.04

White Marlin CDO, Ltd.
   Series AI                                 06/01/07          3,000       5.00               -            15,000          0.03
                                                                                     ----------        ----------     ---------
                                                                                     $  936,152        $1,283,830          2.52 %
                                                                                     ==========        ==========     =========

*    Amount is less than $0.01.
**   Amount is less than 0.01%.




D. REVERSE REPURCHASE AGREEMENTS:

Reverse repurchase agreements are utilized as leverage for the Fund. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which Fund assets are pledged as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the loan will be repaid and the collateral will correspondingly be received back to the Fund. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

Information for the period ended January 31, 2011:

   Maximum amount outstanding during the period..................    $14,612,954
   Average amount outstanding during the period*.................    $13,179,950
   Average monthly Common Shares outstanding during the period...      9,533,776
   Average debt per Common Share outstanding during the period...          $1.38

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the period ended January 31, 2011.

During the period ended January 31, 2011, the interest rate was 1.00% on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $33,682.

                   FIRST TRUST STRATEGIC HIGH INCOME FUND II
                          JANUARY 31, 2011 (UNAUDITED)


E. INTEREST-ONLY SECURITIES:

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security ("MBS") that receives some or all of the interest portion of the underlying MBS and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if held in the Fund, are identified on the Portfolio of Investments.


F. MORTGAGE DOLLAR ROLLS:

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.


G. COLLATERALIZED DEBT OBLIGATIONS:

A collateralized debt obligation ("CDO") is an asset-backed security whose underlying collateral is typically a portfolio of bonds or bank loans. Where the underlying collateral is a portfolio of bonds, a CDO is referred to as a collateralized bond obligation ("CBO"). Where the underlying collateral is a portfolio of bank loans, a CDO is referred to as a collateralized loan obligation ("CLO"). Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO's collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs, similar to other asset-backed securities, are subject to prepayment risk.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust Strategic High Income Fund II
             ------------------------------------------------------------------

By (Signature and Title)*   /s/ James A. Bowen
                          -----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date    March 23, 2011
     ------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James A. Bowen
                          -----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date    March 23, 2011
     ------------------------


By (Signature and Title)*   /s/ Mark R. Bradley
                          -----------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date    March 23, 2011
     ------------------------



* Print the name and title of each signing officer under his or her signature.